UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.5% (2.2% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$5,413,680
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,491,542
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	11/06 at 100.50	Aaa	12,022,871
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)

19,440	Total Alabama			19,928,093

	Alaska – 0.9% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	1,707,674
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%,	12/13 at 100.00	AAA	3,228,947
	12/01/26 – MBIA Insured

4,730	Total Alaska			4,936,621

	Arizona – 1.6% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,142,500
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	4,285,197
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured

9,100	Total Arizona			9,427,697

	Arkansas – 0.0% (0.0% of Total Investments)
30	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Single Family Mortgage	9/06 at 100.00	AA+ (4)	30,497
	Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11 (Pre-refunded 9/01/06)
34	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	1/07 at 100.00	Aaa	34,795
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11
83	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	10/06 at 102.00	Aaa	83,609
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

147	Total Arkansas			148,901

	California – 8.9% (5.6% of Total Investments)
1,800	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%,	5/12 at 101.00	AAA	1,966,518
	5/01/14 – AMBAC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	17,146,370
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,056,250
	Series 2006, 5.000%, 4/01/37
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,090,840
	LLC, Series 2001A, 5.550%, 8/01/31
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A+	12,642,000
4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A+	4,545,585
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	3,509,380
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,125,700
	Bonds, Series 2003A-1, 6.750%, 6/01/39
795	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series	6/10 at 100.00	AA	821,720
	2000A, 5.000%, 6/01/18
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,174,179
	1996A, 6.000%, 10/01/12 – FGIC Insured

50,820	Total California			51,078,542

	Colorado – 6.3% (4.0% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	6,645,275
	4.750%, 12/15/23 – FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA	2,069,700
	Series 2001, 5.250%, 9/01/21
570	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	573,466
	6.750%, 10/01/21
3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,413,434
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA	3,133,775
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA	10,659,100
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,633,812
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	789,360
	12/15/22 – FSA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,236,870
	12/01/15 – AMBAC Insured

34,275	Total Colorado			36,154,792

	Connecticut – 0.5% (0.3% of Total Investments)
3,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	11/06 at 102.00	AAA	3,063,390
	6.250%, 11/15/18

	District of Columbia – 4.3% (2.7% of Total Investments)
6,000	District of Columbia, General Obligation Bonds, Series 1993B-2, 5.500%, 6/01/10 – FSA Insured	No Opt. Call	AAA	6,337,740
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	12/06 at 100.00	AAA	5,009
1,200	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 –	No Opt. Call	AAA	1,220,604
	MBIA Insured
145	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 –	No Opt. Call	AAA	147,530
	MBIA Insured (ETM)
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	8/06 at 102.00	AAA	4,341,333
	1993A, 5.750%, 8/15/14 – MBIA Insured (ETM)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 – MBIA Insured	4/11 at 42.15	AAA	3,263,625
15,235	0.000%, 4/01/30 – MBIA Insured	4/11 at 32.93	AAA	4,040,779
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	5,177,800
	Revenue Bonds, Series 1998, 5.250%, 10/01/12 – AMBAC Insured

41,505	Total District of Columbia			24,534,420

	Florida – 5.3% (3.3% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	5,121,600
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	5,263,200
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/06 at 100.00	BB+	5,030,650
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,439,575
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,535,140
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AAA	9,936,145
	AMBAC Insured

29,380	Total Florida			30,326,310

	Georgia – 2.5% (1.6% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AAA	4,890,600
	FGIC Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%, 1/01/11	No Opt. Call	A+	3,370,262
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,200,095
	1/01/19 – FGIC Insured (ETM)
12,780	Total Georgia			14,460,957

	Hawaii – 1.0% (0.6% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	3,955,550
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,692,259
	1993B, 5.000%, 10/01/13 (ETM)

5,300	Total Hawaii			5,647,809

	Illinois – 14.6% (9.2% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	4,523,760
	6.250%, 1/01/15 – MBIA Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,654,506
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	5,173,000
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,708,323
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	Aaa	1,857,657
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	2,251,598
6,110	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,229,878
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	1,453,710
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	2,618,442
	5.250%, 8/15/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,094,920
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	4,098,120
	5.500%, 5/15/32
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
3,045	7.000%, 4/01/08	No Opt. Call	A+	3,145,911
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,786,821
720	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%, 9/01/14	9/06 at 100.00	A+	720,734
3,410	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline	11/06 at 100.00	A	3,484,849
	Towers Apartments, Series 1992B, 6.875%, 11/01/17
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	10,736,495
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	5,950,420
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,652,456
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	6,914,634
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,736,525
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

111,540	Total Illinois			83,792,759

	Indiana – 9.0% (5.7% of Total Investments)
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,166,065
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,590,495
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	23,666,944
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,454,860
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,874,648
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,135,320
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,195,840
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/07 at 102.00	AAA	424,666
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured
5,000	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	1/11 at 100.00	AAA	5,348,450
	County, Indiana, First Mortgage Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded 1/15/11) –
	FGIC Insured

48,685	Total Indiana			51,857,288

	Iowa – 0.2% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	991,060
	5.000%, 7/01/20 (WI/DD, Settling 8/02/06)

	Kansas – 1.8% (1.1% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,101,140
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,416,592
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,839,215
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,356,947

	Louisiana – 2.6% (1.7% of Total Investments)
3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,217,022
	Bonds, Series 2002, 5.250%, 12/01/20 – AMBAC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,915,882
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,297,290
	Lady Health System, Series 2005A, 5.250%, 8/15/32
4,565	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/06 at 102.00	AAA	4,685,014
	5.950%, 11/01/14 – FSA Insured

14,535	Total Louisiana			15,115,208

	Maine – 1.3% (0.8% of Total Investments)
7,520	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	7,556,622
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

	Maryland – 2.7% (1.7% of Total Investments)
2,905	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/07 at 102.00	Aa2	2,972,338
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/07 at 102.00	Aa2	2,971,340
	7/01/39 (Alternative Minimum Tax)
6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/07 at 102.00	Aa2	6,953,204
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,406,072
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

14,920	Total Maryland			15,302,954

	Massachusetts – 1.5% (1.0% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	A	3,586,076
	3/01/35 – ACA Insured
5,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	5,064,450
	1997A, 5.000%, 1/01/37 – MBIA Insured

8,585	Total Massachusetts			8,650,526

	Michigan – 7.3% (4.6% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	6,162,660
	7/01/35 – MBIA Insured
1,535	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	1,568,386
	7/01/27 (Pre-refunded 7/01/07) – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	9,007,092
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	5,308,308
	7/01/34 (WI/DD, Settling 8/10/06) – FGIC Insured
	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,
	Portage Health System Inc., Series 1998:
425	4.625%, 8/01/18 – MBIA Insured	8/08 at 100.00	AAA	425,289
4,400	5.450%, 8/01/47 – MBIA Insured	8/08 at 100.00	AAA	4,504,456
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,144,300
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	10,070,655
	Obligated Group, Series 1998A, 5.250%, 8/15/23

42,175	Total Michigan			42,191,146

	Minnesota – 0.8% (0.5% of Total Investments)
1,025	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	11/07 at 102.00	AAA	1,047,407
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,649,485
	Series 2001A, 5.250%, 1/01/25 – FGIC Insured

4,525	Total Minnesota			4,696,892

	Mississippi – 1.9% (1.2% of Total Investments)
1,285	Jones County, Mississippi, Hospital Revenue Bonds, South Central Regional Medical Center,	12/07 at 100.00	BBB+	1,302,039
	Series 1997, 5.350%, 12/01/10
2,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Senior Series	9/06 at 100.00	Aaa	2,002,480
	1993B, 5.800%, 9/01/06 (Alternative Minimum Tax)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,882,350
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,777,772

10,340	Total Mississippi			10,964,641

	Missouri – 0.9% (0.6% of Total Investments)
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	3,096,930
	2003, 5.125%, 5/15/24
2,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%,	7/11 at 100.00	AAA	2,044,920
	7/01/26 – MBIA Insured

5,000	Total Missouri			5,141,850

	Nebraska – 1.6% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	9,085,950
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.5% (2.9% of Total Investments)
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,329,666
	(Pre-refunded 6/15/12) – MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AAA	4,994,460
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,259,700
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	2,218,771
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured
270	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1992B-1, 6.200%, 10/01/15	10/06 at 100.00	A1	270,770

27,615	Total Nevada			26,073,367

	New Jersey – 4.2% (2.6% of Total Investments)
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	1,210,869
	Obligated Group, Series 2000, 7.500%, 7/01/30
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	1,016,330
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	347,226
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	2,714,150
13,470	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	14,095,951
	Series 2002, 5.750%, 6/01/32
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	4,484,707
	Series 2003, 6.750%, 6/01/39

22,090	Total New Jersey			23,869,233

	New York – 9.5% (6.0% of Total Investments)
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	12/10 at 100.00	BB+	1,228,128
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
11,825	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	12,046,364
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998C:
1,350	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	1,394,199
35	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	36,146
3,705	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	3,825,042
220	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	238,473
	Series 2000A, 5.875%, 11/01/16 (Pre-refunded 5/01/10)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
3,630	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	3,937,497
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,354,800
1,395	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/06 at 100.00	AAA	1,405,211
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
4,200	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/06 at 101.00	AA	4,245,948
	Kenmore Mercy Hospital, Series 1995B, 6.150%, 2/15/35
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
5,400	5.500%, 6/01/16	6/10 at 100.00	AA–	5,687,874
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,673,775
5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/17 at 100.00	AA–	5,305,900
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,172,188
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

51,710	Total New York			54,551,545

	North Carolina – 3.2% (2.0% of Total Investments)
2,675	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	2,894,002
	5.500%, 6/01/13
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,538,644
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,174,320
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,610,900
	1/01/18 – MBIA Insured

17,120	Total North Carolina			18,217,866

	Ohio – 2.3% (1.5% of Total Investments)
9,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	9,151,020
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A	3,155,190
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/07 at 101.00	Aa2	1,007,560
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

13,000	Total Ohio			13,313,770

	Oklahoma – 0.7% (0.4% of Total Investments)
325	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	339,628
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical	No Opt. Call	AAA	3,576,873
	Center, Series 1996, 6.500%, 6/01/09 – CONNIE LEE/AMBA Insured (ETM)

3,665	Total Oklahoma			3,916,501

	Pennsylvania – 1.4% (0.9% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/07 at 100.00	BB	4,999,350
	Bonds, Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,813,590
	AMBAC Insured
7,600	Total Pennsylvania			7,812,940

	Puerto Rico – 3.1% (2.0% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,297,564
	7/01/13 – MBIA Insured
3,470	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/18 –	6/10 at 100.00	AAA	3,706,134
	MBIA Insured

15,860	Total Puerto Rico			18,003,698

	Rhode Island – 3.7% (2.3% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	21,099,800
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.2% (2.7% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	4,350,596
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,073,050
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	5,958,800
5,750	4.000%, 1/01/23 – MBIA Insured	1/07 at 100.00	AAA	5,295,980
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,520,225
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			24,198,651

	South Dakota – 0.2% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,847,755
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.2% (0.2% of Total Investments)
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/08 at 102.00	AA	1,555,215
	Bonds, Series 1998A, 5.200%, 5/15/23

	Texas – 18.6% (11.7% of Total Investments)
4,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/06 at 100.00	CCC+	4,522,635
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,089,440
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds,	2/09 at 100.00	AAA	3,357,109
	Series 1999, 4.750%, 2/01/25
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,287,103
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,615,120
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,430,260
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
3,750	Harris County Flood Control District, Texas, General Obligation Bonds, Series 2003,	10/13 at 100.00	AA+	3,886,800
	5.000%, 10/01/23
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,143,010
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	9,781,359
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
5,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1997D,	12/07 at 102.00	AAA	5,180,450
	5.000%, 12/01/25 (Pre-refunded 12/01/07) – FGIC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	8,882,850
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	5,538,377
	Bonds, Series 2006, 0.000%, 8/15/39
172	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	11/06 at 102.00	Aaa	176,548
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
2,300	5.500%, 2/15/21	2/11 at 100.00	AAA	2,430,134
2,400	5.500%, 2/15/23	2/11 at 100.00	AAA	2,535,792
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,091,762
3,000	5.125%, 2/15/31	8/11 at 100.00	Aaa	3,069,780
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,368,160
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	3,997,816
	Racetrack, Series 1993, 8.750%, 12/15/12 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,930,374
	2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,818,064
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/06 at 100.00	Aaa	8,547,090
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

148,462	Total Texas			106,680,033

	Utah – 5.6% (3.6% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/08 at 101.00	N/R	4,566,364
	Hospital Project, Series 1998, 5.750%, 12/15/18
5,065	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	1/07 at 102.00	A+ (4)	5,162,805
	7/01/14 (ETM)
40	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14	7/08 at 100.00	A+	40,856
5,820	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	6,041,858
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
11,750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	12,168,653
	7/01/19 – MBIA Insured
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,495,385
	5.000%, 7/01/21 – AMBAC Insured
555	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	563,713
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,755	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,787,011
530	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	541,517

31,795	Total Utah			32,368,162

	Virginia – 1.8% (1.1% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	AAA	8,373,292
	AMBAC Insured
1,775	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,808,494
	Development Program, Series 1997C, 5.125%, 5/15/19

9,965	Total Virginia			10,181,786

	Washington – 10.2% (6.5% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,970,362
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,723,575
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
1,655	Everett, Washington, Limited Tax General Obligation Bonds, Series 1997, 5.125%, 9/01/17 –	9/07 at 100.00	Aaa	1,675,803
	FSA Insured
6,000	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	6,150,960
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,648,200
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,869,949
	(Pre-refunded 1/01/11) – FSA Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 –	No Opt. Call	AAA	5,135,037
	FGIC Insured
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	11,932,580
	1993B, 7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	4,859,612
	1998A, 5.125%, 7/01/18
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	1,026,680
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,028,780
	Series 1998, 5.000%, 8/15/21 – RAAI Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	5,728,635
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
4,645	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,064,769
	Series 2002, 6.500%, 6/01/26

55,215	Total Washington			58,814,942

	Wisconsin – 1.4% (0.9% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/06 at 102.00	AAA	512,240
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AAA	7,794,750
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured

8,000	Total Wisconsin			8,306,990

$ 957,179	Total Long-Term Investments (cost $857,204,983) – 155.8%			896,223,629

	Short-Term Investments – 2.2% (1.4% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate		A-1+	2,500,000
	Demand Obligations, Series 2005G, 3.680%, 11/01/26 (6)
10,050	Washington State Housing Finance Commission, Variable Rate Demand Nonprofit Revenue Bonds,		VMIG-1	10,050,000
	Wesley Homes Project, Series 2005, 3.640%, 1/01/36 (6)

$ 12,550	Total Short-Term Investments (cost $12,550,000)			12,550,000

	Total Investments (cost $869,754,983) – 158.0%			908,773,629

	Other Assets Less Liabilities – 0.8%			4,650,017

	Preferred Shares, at Liquidation Value – (58.8)%			(338,400,000)

	Net Assets Applicable to Common Shares – 100%			$575,023,646

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a proposed adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $869,161,727.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$41,284,039
Depreciation	(1,672,137)

Net unrealized appreciation (depreciation) of investments	$39,611,902

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.